Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (27,161)	¥ (186,736)	¥ (917,644)	¥ (931,922)
Net loss (profit) attributable to noncontrolling interest and redeemable noncontrolling interest	(2,666)	(18,329)	144,914	298,324
Net loss attributable to ordinary shareholders	(29,827)	(205,065)	(772,730)	(633,598)
Plus increase in accretion of redeemable noncontrolling interests | ¥			(141,896)	(210,484)
Adjusted net loss attributable to ordinary shareholders	$ (29,827)	¥ (205,065)	¥ (914,626)	¥ (844,082)
Denominator:
Weighted-average number of shares outstanding - basic (in shares)	674,732,130	674,732,130	672,836,226	617,169,833
Weighted-average number of shares outstanding - diluted (in shares)	674,732,130	674,732,130	672,836,226	617,169,833
Loss per share-Basic:
Net loss | (per share)	$ (0.04)	¥ (0.30)	¥ (1.36)	¥ (1.37)
Basic (in per share) | (per share)	(0.04)	(0.30)	(1.36)	(1.37)
Loss per share-Diluted:
Net loss | (per share)	(0.04)	(0.30)	(1.36)	(1.37)
Diluted (in per share) | (per share)	$ (0.04)	¥ (0.30)	¥ (1.36)	¥ (1.37)